3. SIGNIFICANT ACCOUNTING POLICIES: Right of Use (ROU) Asset: Schedule of Maturity of contractual lease (Tables)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Tables/Schedules
Schedule of Maturity of contractual lease

Maturity analysis as of December 31, 2024
Contractual undiscounted cash flows (USD)
Less than a year	$58,979
One to five years	152,365
More than 5 years	-
Total undiscounted as of December 31, 2024	$211,344

Maturity analysis as of December 31, 2023
Contractual undiscounted cash flows (USD)
Less than a year	$51,097
One to five years	199,390
More than 5 years	-
Total undiscounted as of December 31, 2023	$250,487